5 Risk management (Details 1)	Dec. 31, 2020 R$ / $ R$ / ¥	Dec. 31, 2019 R$ / $ R$ / ¥
Yen
Summary of risk management [Line Items]
Exchange rate | R$ / ¥	0.05043	0.03715
Exchange rate variation	28.90%
USD
Summary of risk management [Line Items]
Exchange rate | R$ / $	5.1967	4.0307
Exchange rate variation	35.70%